Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Zacks Trust
Entity Central Index Key	0001760588
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000244046
Shareholder Report [Line Items]
Fund Name	Zacks All-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	CZOVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks All-Cap Core Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[1]
AssetsNet	$ 38,296,605
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 94,281
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$38,296,605
Number of Portfolio Holdings	106
Advisory Fee (net of waivers)	$94,281
Portfolio Turnover	8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Materials	0.5%
Real Estate	0.9%
Money Market Funds	1.1%
Utilities	2.3%
Energy	3.4%
Consumer Staples	4.5%
Consumer Discretionary	8.6%
Health Care	10.0%
Financials	10.8%
Industrials	10.9%
Communications	11.3%
Technology	35.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	6.8%
Alphabet, Inc., Class A	4.8%
Apple, Inc.	4.5%
Microsoft Corporation	4.0%
Amazon.com, Inc.	3.6%
Caterpillar, Inc.	2.9%
Meta Platforms, Inc., Class A	2.9%
Advanced Micro Devices, Inc.	2.4%
Micron Technology, Inc.	2.1%
Broadcom, Inc.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000244048
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Institutional Class
Trading Symbol	ZDIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[2]
AssetsNet	$ 137,285,050
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 461,184
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$137,285,050
Number of Portfolio Holdings	75
Advisory Fee (net of waivers)	$461,184
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	0.7%
Money Market Funds	1.9%
Utilities	2.9%
Consumer Discretionary	4.0%
Real Estate	5.1%
Communications	6.9%
Energy	7.2%
Consumer Staples	10.1%
Health Care	11.4%
Industrials	14.6%
Technology	14.7%
Financials	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Caterpillar, Inc.	3.7%
JPMorgan Chase & Company	3.1%
Exxon Mobil Corporation	3.0%
Parker-Hannifin Corporation	2.9%
Cisco Systems, Inc.	2.8%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Philip Morris International, Inc.	2.3%
Dell Technologies, Inc., Class C	2.2%
Alphabet, Inc., Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000244047
Shareholder Report [Line Items]
Fund Name	Zacks Dividend Fund
Class Name	Investor Class
Trading Symbol	ZDIVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Dividend Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%	[3]
AssetsNet	$ 137,285,050
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 461,184
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$137,285,050
Number of Portfolio Holdings	75
Advisory Fee (net of waivers)	$461,184
Portfolio Turnover	6%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.1%
Money Market Funds	1.9%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.2%
Materials	0.7%
Money Market Funds	1.9%
Utilities	2.9%
Consumer Discretionary	4.0%
Real Estate	5.1%
Communications	6.9%
Energy	7.2%
Consumer Staples	10.1%
Health Care	11.4%
Industrials	14.6%
Technology	14.7%
Financials	20.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Caterpillar, Inc.	3.7%
JPMorgan Chase & Company	3.1%
Exxon Mobil Corporation	3.0%
Parker-Hannifin Corporation	2.9%
Cisco Systems, Inc.	2.8%
Johnson & Johnson	2.5%
Walmart, Inc.	2.4%
Philip Morris International, Inc.	2.3%
Dell Technologies, Inc., Class C	2.2%
Alphabet, Inc., Class A	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000244050
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Institutional Class
Trading Symbol	ZSCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Insitutional	$62	1.14%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.14%	[4]
AssetsNet	$ 34,089,927
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 77,906
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$34,089,927
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$77,906
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.6%
Consumer Staples	1.7%
Energy	2.3%
Real Estate	2.7%
Consumer Discretionary	4.4%
Health Care	5.5%
Materials	8.8%
Financials	21.6%
Technology	23.1%
Industrials	28.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Credo Technology Group Holding Ltd.	2.2%
Resideo Technologies, Inc.	2.1%
Allient, Inc.	2.0%
Comfort Systems USA, Inc.	2.0%
Moog, Inc., Class A	2.0%
Northwest Pipe Company	2.0%
United Fire Group, Inc.	1.9%
Envela Corporation	2.0%
Ponce Financial Group, Inc.	1.9%
SPX Technologies, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.
C000244049
Shareholder Report [Line Items]
Fund Name	Zacks Small-Cap Core Fund
Class Name	Investor Class
Trading Symbol	ZSCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Zacks Small-Cap Core Fund for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://zacksfunds.com/forms-and-resources.php#FundReports. You can also request this information by contacting us at 1-888 775-8351.
Additional Information Phone Number	1-888 775-8351
Additional Information Website	https://zacksfunds.com/forms-and-resources.php#FundReports
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$76	1.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.39%	[5]
AssetsNet	$ 34,089,927
Holdings Count | Holding	101
Advisory Fees Paid, Amount	$ 77,906
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$34,089,927
Number of Portfolio Holdings	101
Advisory Fee (net of waivers)	$77,906
Portfolio Turnover	48%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.6%
Consumer Staples	1.7%
Energy	2.3%
Real Estate	2.7%
Consumer Discretionary	4.4%
Health Care	5.5%
Materials	8.8%
Financials	21.6%
Technology	23.1%
Industrials	28.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Credo Technology Group Holding Ltd.	2.2%
Resideo Technologies, Inc.	2.1%
Allient, Inc.	2.0%
Comfort Systems USA, Inc.	2.0%
Moog, Inc., Class A	2.0%
Northwest Pipe Company	2.0%
United Fire Group, Inc.	1.9%
Envela Corporation	2.0%
Ponce Financial Group, Inc.	1.9%
SPX Technologies, Inc.	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2026.

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized